INVESTMENTS - Disposals of Equity Securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
INVESTMENTS
Disposals of equity securities	$ 0.0
Fair value at the time of sale of equity investment	4.3
Cumulative net loss before tax on disposal of equity investment	5.9
Cumulative net loss on disposal of equity investment	$ 5.1